Summary of Significant Accounting Policies, Public Offering Costs (Details) - USD ($)		11 Months Ended	12 Months Ended
	Oct. 13, 2021	Dec. 31, 2021	Dec. 31, 2022	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Offering Costs [Abstract]
Warrant modification and contribution from Innventure1 LLC			$ 108,000
Learn CW Investment Corporation
Offering Costs [Abstract]
Deferred underwriting fee				$ 7,780,500	$ 7,780,500
Initial Public Offering [Member] | Learn CW Investment Corporation
Offering Costs [Abstract]
Deferred Offering Costs	$ 13,157,186	$ 13,157,186	$ 0	$ 0	$ 0	$ 0
Underwriting fee	2,446,000	2,446,000
Deferred underwriting fee	9,780,500	9,780,500
Other offering costs	930,686	930,686
Warrant modification and contribution from Innventure1 LLC	$ 781,595	$ 781,595